                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                                 Bancroft Fund Ltd.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2006

Date of reporting period:  July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS July 31, 2006 (unaudited)--------------------------------------------------

Principal                                                                                  Value
 Amount                                                                                   (Note 1)
---------                                                                                ----------
             CONVERTIBLE BONDS AND NOTES -- 59.3%

             AEROSPACE AND DEFENSE -- 3.8%
$1,500,000   AAR Corp. 1.75% 2026 cv. sr. notes (BB-).................................   $1,522,500
 1,000,000   Ceradyne, Inc. 2.875% 2035 sr. sub. cv. notes (NR) (1)...................    1,105,000
 2,000,000   DRS Technologies, Inc. 2% 2026 cv. sr. notes (B2)
              (Acquired 01/30/06; Cost $2,053,750) (1,2)..............................    1,960,000
                                                                                         ----------
                                                                                          4,587,500
                                                                                         ----------
             BANKING/SAVINGS AND LOAN -- 2.1%
 2,500,000   U.S. Bancorp floating rate 2035 cv. sr. deb. (Aa2).......................    2,509,250
                                                                                         ----------

             CONSUMER GOODS -- 1.4%
 1,375,000   Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2)..................    1,746,250
                                                                                         ----------

             ENERGY -- 5.3%
 1,000,000   Cameron International Corp. 2.50% 2026 cv. sr. notes (Baa1)
              (Acquired 05/23/06; Cost $991,250) (2)..................................    1,043,750
 1,500,000   Nabors Industries, Inc. 0.94% 2011 sr. exchangeable notes (A-)
              (exchangeable for Nabors Industries Ltd. common stock)
              (Acquired 05/18/06 - 06/02/06; Cost $1,490,615) (2).....................    1,509,375
 1,500,000   Oil States International, Inc. 2.375% 2025 contingent cv. sr. notes (NR).    1,878,750
 1,500,000   Rentech, Inc. 4% 2013 cv. sr. notes (NR).................................    2,038,125
                                                                                         ----------
                                                                                          6,470,000
                                                                                         ----------
             ENTERTAINMENT -- 5.7%
 2,500,000   EchoStar Communications Corp. 5.75% 2008 cv. sub. notes (B2).............    2,506,250
 4,000,000   The Walt Disney Company 2.125% 2023 cv. sr. notes (A3)...................    4,445,000
                                                                                         ----------
                                                                                          6,951,250
                                                                                         ----------
             FINANCIAL AND INSURANCE -- 1.0%
 1,125,000   FTI Consulting, Inc. 3.75% 2012 cv. sr. sub. notes (Ba3).................    1,247,344
                                                                                         ----------

             FINANCIAL SERVICES -- 1.6%
 2,000,000   Euronet Worldwide, Inc. 3.50% 2025 cv. deb. (NR) (1).....................    1,955,000
                                                                                         ----------

             FOODS -- 0.8%
 1,000,000   Lehman Brothers Holdings Inc. 3% 2012 medium-term notes (A1)
              (performance linked to General Mills, Inc. common stock)(1).............      998,400
                                                                                         ----------

             HEALTH CARE -- 3.6%
 1,000,000   American Medical Systems Holdings, Inc. 3.25% 2036 cv. sr. sub.
               notes (B3)(1)..........................................................    1,156,250
 2,000,000   Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3)........................    2,362,500
 1,000,000   Omnicare, Inc. 3.25% 2035 cv. sr. deb. (B1) (1)..........................      912,500
                                                                                         ----------
                                                                                          4,431,250
                                                                                         ----------
             MULTI-INDUSTRY -- 2.9%
 1,500,000   LSB Industries, Inc 7% 2011 cv. sr. sub. deb. (NR).......................    1,717,500
 1,000,000   Lehman Brothers Holdings Inc. 1% 2011 medium-term notes (A1)
              (performance linked to Cendant Corp. common stock) (1)..................      827,500
 1,000,000   Trinity Industries, Inc. 3.875% 2036 cv. sub. notes (Ba3)(1).............      975,000
                                                                                         ----------
                                                                                          3,520,000
                                                                                         ----------


BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS July 31, 2006 (continued)--------------------------------------------------

Principal                                                                                  Value
 Amount                                                                                   (Note 1)
---------                                                                                ----------
             CONVERTIBLE BONDS AND NOTES -- CONTINUED

             PHARMACEUTICALS -- 8.3%
$2,000,000   Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
              (exch. for Johnson & Johnson common stock)..............................   $ 1,727,500
 1,250,000   Amgen Inc. 0.125% 2011 cv. sr. notes (A2)
              (Acquired 02/14/06 - 02/15/06; Cost $1,253,750) (2).....................     1,232,813
   500,000   Amgen Inc. 0.375% 2013 cv. sr. notes (A2)
              (Acquired 02/14/06; Cost $500,000) (2)..................................       492,500
 1,000,000   Bristol-Myers Squibb Co. floating rate 2023 cv. sr. deb. (A1)............     1,009,300
 1,000,000   Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-)...........................     1,536,250
 1,000,000   Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)
              (exchangeable for Teva Pharmaceutical Industries Ltd. ADR and cash).....     1,013,750
   750,000   MedImmune, Inc. 1.375% 2011 cv. sr. notes (BBB)
              (Acquired 06/23/06; Cost $750,000) (2)..................................       750,000
   750,000   MedImmune, Inc. 1.625% 2013 cv. sr. notes (BBB)
              (Acquired 06/23/06; Cost $750,000) (2)..................................       750,000
 1,750,000   Teva Pharmaceutical Finance Co. B.V. 1.75% 2026 cv. sr. deb. (Baa2)
              (exchangeable for Teva Pharmaceutical Industries Ltd. ADR)..............     1,658,125
                                                                                         -----------
                                                                                          10,170,238
                                                                                         -----------
             REAL ESTATE -- 0.4%
   500,000   Archstone-Smith Operating Trust 4% 2036 exchangeable sr. notes (Baa1)
              (exchangeable into Archstone-Smith Trust common stock)..................       515,625
                                                                                         -----------

             RETAIL -- 4.0%
 1,000,000   Amazon.com, Inc. 4.75% 2009 cv. sub. notes (B2)..........................       977,500
 1,250,000   Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR)...........     1,414,063
 3,000,000   The TJX Companies, Inc. 0% 2021 LYONs (Baa1) ............................     2,501,250
                                                                                         -----------
                                                                                           4,892,813
                                                                                         -----------
             TECHNOLOGY -- 14.0%
 1,000,000   C&D Technologies, Inc. 5.25% 2025 cv. sr. notes (NR)
              (Acquired 11/16/05; Cost $1,000,000) (2) ...............................     1,086,250
 2,000,000   Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1)
              (exchangeable for the cash value of a basket of technology stocks) (1)..     1,794,200
 1,000,000   Coherent, Inc. 2.75% 2011 cv. sub. notes (NR)
              (Acquired 03/07/06 - 03/08/06; Cost $1,012,500) (2).....................     1,066,250
 1,000,000   Conexant Systems, Inc. 4% 2026 cv. sub. notes (NR).......................       830,000
 2,000,000   Intel Corp. 2.95% 2035 jr. sub. cv. deb. (A-) (1)........................     1,675,000
 2,250,000   International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2).............     2,221,875
 1,500,000   LSI Logic Corp. 4% 2010 cv. sub. notes (B)...............................     1,509,375
 1,500,000   Lehman Brothers Holdings Inc. 1% 2009 medium-term notes (A1)
              (performance linked to Microsoft Corp. common stock) (1)................     1,419,900
 1,000,000   Richardson Electronics, Ltd. 8% 2011 cv. sr. sub. notes (NR)
              (Acquired 11/21/05; Cost $1,000,000) (2) ...............................       993,125
 1,100,000   SanDisk Corp. 1% 2013 cv. sr. notes (BB-)................................       962,500
 1,500,000   Sybase, Inc. 1.75% 2025 cv. sub. notes (NR)..............................     1,530,000
 1,000,000   Symantec Corp. 1% 2013 cv. sr. notes (NR)
              (Acquired 06/13/06; Cost $992,500) (2)..................................     1,056,250
 1,000,000   Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3) ............     1,001,250
                                                                                         -----------
                                                                                          17,145,975
                                                                                         -----------


BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS July 31, 2006 (continued)--------------------------------------------------

Principal                                                                                  Value
 Amount                                                                                   (Note 1)
---------                                                                                ----------
             CONVERTIBLE BONDS AND NOTES -- CONTINUED

             TELECOMMUNICATIONS -- 3.0%
$2,000,000   Tekelec 2.25% 2008 sr. sub. cv. notes (NR)..............................    $ 1,887,500
 1,557,000   Time Warner Telecom Inc. 2.375% 2026 cv. sr. deb. (Caa1)                      1,743,840
                                                                                         -----------
                                                                                           3,631,340
                                                                                         -----------

             UTILITIES -- 1.4%
 1,500,000   CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1).........................      1,693,125
                                                                                         -----------

             TOTAL CONVERTIBLE BONDS AND NOTES.......................................    $72,465,360
                                                                                         -----------


 Shares      CONVERTIBLE PREFERRED STOCKS -- 20.1%
-------

             AEROSPACE AND DEFENSE -- 0.8%
 40,000      Ionatron, Inc. 6.5% Series A redeemable cv. pfd. (NR)
              (Acquired 10/27/05; Cost $1,000,000) (2)...............................        960,000
                                                                                         -----------

             BANKING/SAVINGS AND LOAN -- 5.8%
 40,000      National Australia Bank Ltd. 7.875% exch. capital units (NR)............      1,760,000
 45,000      New York Community Bancorp, Inc. 6% BONUSES units (Baa2)................      2,087,325
 35,000      Sovereign Capital Trust IV 4.375% PIERS (Baa2)
              (exchangeable for Sovereign Bancorp, Inc. common stock) (1)............      1,575,000
 30,000      Washington Mutual Capital Trust 5.375% PIERS units (BBB)
              (exchangeable for Washington Mutual, Inc. common stock)................      1,676,400
                                                                                         -----------
                                                                                           7,098,725
                                                                                         -----------

             BUILDING PRODUCTS -- 1.4%
 35,000      TXI Capital Trust I 5.5% SPuRS (B2)
              (exchangeable for Texas Industries, Inc. common stock) ................      1,766,406
                                                                                         -----------

             CHEMICALS -- 2.0%
 85,000      Celanese Corp. 4.25% cv. perpetual pfd. (NR)............................      2,431,797
                                                                                         -----------

             ENERGY -- 3.5%
 25,000      Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+).........................      2,450,391
  9,000      SEMCO Energy, Inc. 5% Series B cv. cum. pfd. (B-).......................      1,779,750
                                                                                         -----------
                                                                                           4,230,141
                                                                                         -----------
             FINANCIAL AND INSURANCE -- 6.6%
 75,000      Citigroup Funding, Inc. variable rate exch. notes (Aa1)
              (exchangeable for Genworth Financial, Inc. common stock)...............      2,437,500
     15      Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
              (Acquired 12/30/04 - 01/11/05; Cost $1,578,125)(2).....................      1,392,696
 20,000      Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)...................      1,245,000
120,000      The St. Paul Travelers Companies, Inc. 4.5% 2032
               cv. jr. sub. notes (Baa1) ............................................      2,934,000
                                                                                         -----------
                                                                                           8,009,196
                                                                                         -----------
             TOTAL CONVERTIBLE PREFERRED STOCKS......................................    $24,496,265
                                                                                         -----------


BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS July 31, 2006 (continued)--------------------------------------------------

Principal                                                                                  Value
 Amount                                                                                   (Note 1)
---------                                                                                ----------
             MANDATORY CONVERTIBLE SECURITIES -- 16.2% (4)

             CHEMICALS -- 1.2%
40,000       Huntsman Corp. 5% mandatory cv. pfd. 02/16/08 (NR)......................    $ 1,459,375
                                                                                         -----------

             CONSUMER GOODS -- 1.0%
35,000       Constellation Brands, Inc. dep. shs. representing
              5.75% Series A mand. cv. pfd. 09/01/06(B)..............................      1,256,500
                                                                                         -----------

             ENERGY -- 0.2%
 1,000       Chesapeake Energy Corp. 6.25% mandatory cv. pfd. 06/15/09 (B+)..........        278,740
                                                                                         -----------

             FINANCIAL AND INSURANCE -- 8.0%
 7,000       Alleghany Corp. 5.75% mandatory cv. pfd. 06/15/09 (BBB-)................      1,956,500
43,500       E*TRADE Financial Corp. 6.125% equity units 11/18/08 (Ba3)..............      1,314,516
30,000       Merrill Lynch & Co., Inc.
              6.75% mandatorily exchangeable securities 10/15/07 (Aa3)
              (exchangeable for Nuveen Investments, Inc. common stock)...............      1,261,800
80,000       MetLife, Inc. 6.375% common equity units 08/15/08  (BBB+)...............      2,207,500
42,500       Morgan Stanley, Inc. 5.875% mandatorily exchangeable
               securities 10/15/08(Aa3)
              (exchangeable for Nuveen Investments, Inc. common stock)...............      1,806,250
45,000       XL Capital, Ltd. 6.5% equity security units 05/15/07 (A3)...............        967,275
10,000       XL Capital, Ltd. 7% equity security units 02/15/09 (A3).................        242,500
                                                                                         -----------
                                                                                           9,756,341
                                                                                         -----------
             FOODS -- 0.9%
40,000       Lehman Brothers Holdings Inc. 6.25% PIES 10/15/07 (A1)
              (exchangeable for General Mills, Inc. common stock)....................      1,041,250
                                                                                         -----------

             PHARMACEUTICALS -- 1.9%
45,000       Schering-Plough Corp. 6% mandatory cv. pfd. 09/14/07 (Baa3).............      2,376,563
                                                                                         -----------

             TECHNOLOGY -- 3.0%
30,000       Credit Suisse First Boston (USA), Inc. 5.5% SAILS 11/15/08 (Aa3)
              (exchangeable for Equinix, Inc. common stock)..........................      1,472,100
98,850       The Goldman Sachs Group, Inc.
              14.75% mandatory exchangeable notes 06/22/07 (NR)
              (exchangeable for Advanced Micro Devices, Inc. common stock)
              (Acquired 06/14/06; Cost $2,500,411) (2)...............................      2,179,445
                                                                                         -----------
                                                                                           3,651,545
                                                                                         -----------

             TOTAL MANDATORY CONVERTIBLE SECURITIES (4)..............................    $19,820,314
                                                                                         -----------

             COMMON STOCKS -- 0.0%

             AEROSPACE AND DEFENSE -- 0.0%
  5,167      Ionatron, Inc.
              (Acquired 04/17/05 - 07/13/06; Cost $55,973)(2,3)......................         39,269
                                                                                         -----------

             TOTAL COMMON STOCKS ....................................................    $    39,269
                                                                                         -----------


BANCROFT FUND LTD.
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS July 31, 2006 (continued)--------------------------------------------------

Principal                                                                                  Value
 Amount                                                                                   (Note 1)
---------                                                                                ----------
             SHORT-TERM SECURITIES -- 3.7%

             COMMERCIAL PAPER -- 3.7%
$4,500,000   American Express Credit Corp. 5.15% 07/31/06 (P1)........................   $  4,497,425
                                                                                         ------------
             U.S. GOVERNMENT OBLIGATIONS -- 0.0%
    11,000   U.S. Treasury notes 3.625% 04/30/07 (Aaa) (5)............................         10,880
                                                                                         ------------

             TOTAL SHORT-TERM SECURITIES .............................................   $  4,508,305
                                                                                         ------------

             TOTAL CONVERTIBLE BONDS AND NOTES -- 59.3%...............................     72,465,360
             TOTAL CONVERTIBLE PREFERRED STOCKS -- 20.1%..............................     24,496,265
             TOTAL MANDATORY CONVERTIBLE SECURITIES -- 16.2% .........................     19,820,314
             TOTAL COMMON STOCKS -- 0.0%..............................................         39,269
             TOTAL SHORT-TERM SECURITIES -- 3.7%......................................      4,508,305
                                                                                         ------------
             TOTAL INVESTMENTS -- 99.3%...............................................    121,329,513

             OTHER ASSETS AND LIABILITIES, NET -- 0.7% ...............................        850,763
                                                                                         ------------
             TOTAL NET ASSETS -- 100.0%...............................................   $122,180,276
                                                                                         ============


(1) Contingent payment debt instrument which accrues contingent interest. See Note 2.
(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2006 was $16,511,723 which represented 13.5% of the Fund's net assets.
(3)     Non-income producing security.
(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(5)     Collateral for a letter of credit.


ADR          American Depositary Receipts.
BONUSES      Bifurcated Option Note Unit Securities.
LYONs        Liquid Yield Option Notes.
PIES         Premium Income Exchangeable Securities.
PIERS        Preferred Income Equity Redeemable Securities.
SAILS        Shared Appreciation Income Linked Securities.
SPuRS        Shared Preference Redeemable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

BANCROFT FUND LTD.
--------------------------------------------------------------------------------
(Selected) NOTES TO FINANCIAL STATEMENTS (unaudited)----------------------------

Bancroft Fund Ltd. (established in 1971)(the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. On March 17, 2006, the Fund was reorganized as a Delaware statutory trust from a Delaware corporation.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received.

At July 31, 2006 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation               $  6,681,692
Unrealized depreciation                 (4,366,042)
                                      ------------
Net unrealized appreciation              2,315,650

Cost for federal income tax purposes  $114,516,438

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of August 22, 2006, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: September 19, 2006


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: September 19, 2006

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: September 19, 2006